ING Life Insurance and Annuity Company
and its
Variable Annuity Account C

ING express VARIABLE ANNUITY

Supplement Dated May 21, 2013 to the Contract Prospectus and
Statement of Additional Information, each dated April 29, 2011, as amended

This supplement updates and amends certain information contained in your variable annuity Contract Prospectus and Statement of Additional Information (“SAI”). Please read it carefully and keep it with your Contract Prospectus and SAI for future reference.

IMPORTANT INFORMATION ABOUT THE COMPANY

The first three paragraphs of THE COMPANY section of the Contract Prospectus and the first two paragraphs of the GENERAL INFORMATION AND HISTORY section of the SAI are deleted and replaced with the following:

ING Life Insurance and Annuity Company (the “Company,” “we,” “us,” “our”) issues the contracts described in the prospectus and is responsible for providing each contract’s insurance and annuity benefits. All guarantees and benefits provided under the contracts that are not related to the separate account are subject to the claims paying ability of the Company and our general account.

We are a stock life insurance company organized under the insurance laws of the State of Connecticut in 1976 and, until May 7, 2013, we were an indirect wholly owned subsidiary of ING Groep N.V. (“ING”), a global financial institution active in the fields of insurance, banking and asset management. Prior to January 1, 2002, the Company was known as Aetna Life Insurance and Annuity Company.

Pursuant to an agreement with the European Commission (“EC”), ING has agreed to divest itself of ING U.S., Inc.
and its subsidiaries, including the Company (collectively “ING U.S.”), which constitutes ING’s U.S.-based retirement, investment management and insurance operations. To effect this divestment, on May 7, 2013, ING completed an initial public offering (“IPO”) of the common stock of ING U.S. While ING is currently the majority shareholder of the common stock of ING U.S., pursuant to the agreement with the EC mentioned above ING is required to divest itself of at least 25% of ING U.S. by the end of 2013, more than 50% by the end of 2014 and
100% by the end of 2016.

IMPORTANT INFORMATION ABOUT FUNDS AVAILABLE
THROUGH THE CONTRACTS

The following table reflects variable investment option name changes since your last prospectus supplement:

New Fund Name	Former Fund Name
ING Invesco Comstock Portfolio	ING Invesco Van Kampen Comstock Portfolio
ING Invesco Equity and Income Portfolio	ING Invesco Van Kampen Equity and Income Portfolio

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The following chart lists the variable investment options that are, effective May 1, 2013, available through the contracts. Some investment options may be unavailable through certain contracts or plans, or in some states.

The investment results of the mutual funds (funds) are likely to differ significantly and there is no assurance that any of the funds will achieve their respective investment objectives. You should consider the investment objectives, risks and charges, and expenses of the funds carefully before investing. Please refer to the fund prospectuses for additional information. Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal
Deposit Insurance Corporation or any other government agency. Except as noted, all funds are diversified, as defined under the Investment Company Act of 1940. Fund prospectuses may be obtained free of charge at the address and telephone number listed in “Contract Overview–Questions: Contacting the Company” in the Contract Prospectus, by
accessing the Securities and Exchange Commission (“SEC”) web site or by contacting the SEC Public Reference
Branch. If you received a summary prospectus for any of the funds available through your contract, you may obtain a full prospectus and other fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the email address show on the front of the fund’s summary prospectus.

Certain funds offered under the contracts have investment objectives and policies similar to other funds managed by the fund’s investment adviser. The investment results of a fund may be higher or lower than those of other funds managed by the same adviser. There is no assurance and no representation is made that the investment results of any fund will be comparable to those of another fund managed by the same investment adviser.

Fund Name
Investment Adviser/Subadviser	Investment Objective(s)
ING American Century Small-Mid Cap Value	Seeks long-term capital growth; income is a secondary
Portfolio (Class ADV)	objective.

Investment Adviser: Directed Services LLC

Subadviser: American Century Investment
Management, Inc.

ING Baron Growth Portfolio (Class ADV)	Seeks capital appreciation.

Investment Adviser: Directed Services LLC

Subadviser: BAMCO, Inc.

ING BlackRock Inflation Protected Bond Portfolio	A non-diversified Portfolio that seeks to maximize real
(Class ADV)	return, consistent with preservation of real capital and
prudent investment management.
Investment Adviser: Directed Services LLC

Subadviser: BlackRock Financial Management, Inc.

ING BlackRock Large Cap Growth Portfolio	Seeks long-term growth of capital.
(Class S2)

Investment Adviser: Directed Services LLC

Subadviser: BlackRock Investment Management,
LLC

ING Clarion Global Real Estate Portfolio	Seeks high total return, consisting of capital
(Class ADV)	appreciation and current income.

Investment Adviser: ING Investments, LLC

Subadviser: CBRE Clarion Securities LLC

ING Clarion Real Estate Portfolio (Class ADV)	A non-diversified Portfolio that seeks total return
including capital appreciation and current income.
Investment Adviser: Directed Services LLC

Subadviser: CBRE Clarion Securities LLC

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Fund Name
Investment Adviser/Subadviser	Investment Objective(s)
ING Columbia Small Cap Value II Portfolio	Seeks long-term growth of capital.
(Class ADV)(1)

Investment Adviser: Directed Services LLC

Subadviser: Columbia Management Investment
Advisers, LLC

ING DFA Global Allocation Portfolio (Class ADV)	Seeks high level of total return, consisting of capital
appreciation and income.
Investment Adviser: Directed Services LLC

Subadviser: Dimensional Fund Advisors LP

ING FMRSM Diversified Mid Cap Portfolio*	Seeks long-term growth of capital.
(Class S2)

Investment Adviser: Directed Services LLC

Subadviser: Fidelity Management & Research
Company

* FMR is a service mark of Fidelity Management & Research
Company

ING Global Bond Portfolio (Class ADV)	Seeks to maximize total return through a combination
of current income and capital appreciation.
Investment Adviser: Directed Services LLC

Subadviser: ING Investment Management Co. LLC

ING Global Resources Portfolio (Class ADV)	A non-diversified Portfolio that seeks long-term capital
appreciation.
Investment Adviser: Directed Services LLC

Subadviser: ING Investment Management Co. LLC

ING Growth and Income Portfolio (Class ADV)	Seeks to maximize total return through investments in
a diversified portfolio of common stocks and securities
Investment Adviser: ING Investments, LLC	convertible into common stocks. It is anticipated that
Subadviser: ING Investment Management Co. LLC	capital appreciation and investment income will both
be major factors in achieving total return.

ING Index Plus LargeCap Portfolio (Class S)	Seeks to outperform the total return performance of the
S&P 500 Index, while maintaining a market level of
Investment Adviser: ING Investments, LLC	risk.
Subadviser: ING Investment Management Co. LLC

ING Index Plus MidCap Portfolio (Class S)	Seeks to outperform the total return performance of the
Standard and Poor’s MidCap 400 Index, while
Investment Adviser: ING Investments, LLC	maintaining a market level of risk.
Subadviser: ING Investment Management Co. LLC

ING Index Plus SmallCap Portfolio (Class S)	Seeks to outperform the total return performance of the
Standard and Poor’s SmallCap 600 Index, while
Investment Adviser: ING Investments, LLC	maintaining a market level of risk.
Subadviser: ING Investment Management Co. LLC

ING Intermediate Bond Portfolio (Class S)	Seeks to maximize total return consistent with
reasonable risk. The Portfolio seeks its objective
Investment Adviser: ING Investments, LLC	through investments in a diversified portfolio
Subadviser: ING Investment Management Co. LLC	consisting primarily of debt securities. It is anticipated
that capital appreciation and investment income will
both be major factors in achieving total return.

X.129091-13GW	Page 3 of 8	May 2013

Fund Name
Investment Adviser/Subadviser	Investment Objective(s)
ING International Index Portfolio (Class S)(1)	Seeks investment results (before fees and expenses)
that correspond to the total return (which includes
Investment Adviser: ING Investments, LLC	capital appreciation and income) of a widely accepted
Subadviser: ING Investment Management Co. LLC	international index.
ING International Value Portfolio (Class S)(1)	Seeks long-term capital appreciation.
Investment Adviser: ING Investments, LLC
Subadviser: ING Investment Management Co. LLC
ING Invesco Comstock Portfolio (Class ADV)	Seeks capital growth and income.
Investment Adviser: Directed Services LLC
Subadviser: Invesco Advisers, Inc.
ING Invesco Equity and Income Portfolio	Seeks total return, consisting of long-term capital
(Class ADV)(1)	appreciation and current income.
Investment Adviser: Directed Services LLC
Subadviser: Invesco Advisers, Inc.
ING JPMorgan Emerging Markets Equity Portfolio	Seeks capital appreciation.
(Class ADV)
Investment Adviser: Directed Services LLC
Subadviser: J.P. Morgan Investment Management
Inc.
ING JPMorgan Mid Cap Value Portfolio (Class ADV)	Seeks growth from capital appreciation.
Investment Adviser: Directed Services LLC
Subadviser: J.P. Morgan Investment Management
Inc.
ING JPMorgan Small Cap Core Equity Portfolio	Seeks capital growth over the long term.
(Class ADV)
Investment Adviser: Directed Services LLC
Subadviser: J.P. Morgan Investment Management
Inc.
ING Large Cap Growth Portfolio (Class ADV)	Seeks long-term capital growth.
Investment Adviser: Directed Services LLC
Subadviser: ING Investment Management Co. LLC
ING Limited Maturity Bond Portfolio (Class ADV)	Seeks highest current income consistent with low risk
to principal and liquidity and secondarily, seeks to
Investment Adviser: Directed Services LLC	enhance its total return through capital appreciation
Subadviser: ING Investment Management Co. LLC	when market factors, such as falling interest rates and
rising bond prices, indicate that capital appreciation
may be available without significant risk to principal.
ING Marsico Growth Portfolio (Class S)(1)	Seeks capital appreciation.
Investment Adviser: Directed Services LLC
Subadviser: Marsico Capital Management, LLC

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Fund Name
Investment Adviser/Subadviser	Investment Objective(s)
ING MFS Total Return Portfolio (Class ADV)(1)	Seeks above-average income (compared to a portfolio
entirely invested in equity securities) consistent with
Investment Adviser: Directed Services LLC	the prudent employment of capital and secondarily
Subadviser: Massachusetts Financial Services	seeks reasonable opportunity for growth of capital and
Company	income.
ING MidCap Opportunities Portfolio (Class S)	Seeks long-term capital appreciation.
Investment Adviser: ING Investments, LLC
Subadviser: ING Investment Management Co. LLC
ING Money Market Portfolio* (Class I)	Seeks to provide high current return, consistent with
preservation of capital and liquidity, through
Investment Adviser: ING Investments, LLC	investment in high-quality money market instruments
Subadviser: ING Investment Management Co. LLC	while maintaining a stable share price of $1.00.
*There is no guarantee that the ING Money Market Portfolio
subaccount will have a positive or level of return.
ING Morgan Stanley Global Franchise Portfolio	A non-diversified Portfolio that seeks long-term capital
(Class ADV)	appreciation.
Investment Adviser: Directed Services LLC
Subadviser: Morgan Stanley Investment
Management, Inc.
ING Oppenheimer Global Portfolio (Class ADV)	Seeks capital appreciation.
Investment Adviser: Directed Services LLC
Subadviser: OppenheimerFunds, Inc.
ING PIMCO High Yield Portfolio (Class ADV)	Seeks maximum total return, consistent with
preservation of capital and prudent investment
Investment Adviser: Directed Services LLC	management.
Subadviser: Pacific Investment Management
Company LLC
ING PIMCO Total Return Portfolio (Class ADV)	Seeks maximum total return, consistent with capital
preservation and prudent investment management.
Investment Adviser: Directed Services LLC
Subadviser: Pacific Investment Management
Company LLC (PIMCO)
ING Pioneer Mid Cap Value Portfolio (Class ADV)(1)	Seeks capital appreciation.
Investment Adviser: Directed Services LLC
Subadviser: Pioneer Investment Management, Inc.
ING Small Company Portfolio (Class S)	Seeks growth of capital primarily through investment
in a diversified portfolio of common stocks of
Investment Adviser: ING Investments, LLC	companies with smaller market capitalizations.
Subadviser: ING Investment Management Co. LLC
ING SmallCap Opportunities Portfolio (Class S)	Seeks long-term capital appreciation.
Investment Adviser: ING Investments, LLC
Subadviser: ING Investment Management Co. LLC

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Fund Name
Investment Adviser/Subadviser	Investment Objective(s)
ING Solution 2015 Portfolio (Class ADV)(2)	Until the day prior to its Target Date, the Portfolio
seeks to provide total return consistent with an asset
Investment Adviser: Directed Services LLC	allocation targeted at retirement in approximately 2015.
Subadviser: ING Investment Management Co. LLC	On the Target Date, the Portfolio’s investment
objective will be to seek to provide a combination of
total return and stability of principal consistent with an
asset allocation targeted to retirement.

ING Solution 2025 Portfolio (Class ADV)(2)	Until the day prior to its Target Date, the Portfolio
seeks to provide total return consistent with an asset
Investment Adviser: Directed Services LLC	allocation targeted at retirement in approximately 2025.
Subadviser: ING Investment Management Co. LLC	On the Target Date, the Portfolio’s investment
objective will be to seek to provide a combination of
total return and stability of principal consistent with an
asset allocation targeted to retirement.

ING Solution 2035 Portfolio (Class ADV)(2)	Until the day prior to its Target Date, the Portfolio
seeks to provide total return consistent with an asset
Investment Adviser: Directed Services LLC	allocation targeted at retirement in approximately 2035.
Subadviser: ING Investment Management Co. LLC	On the Target Date, the Portfolio’s investment
objective will be to seek to provide a combination of
total return and stability of principal consistent with an
asset allocation targeted to retirement.

ING Solution 2045 Portfolio (Class ADV)(2	Until the day prior to its Target Date, the Portfolio
seeks to provide total return consistent with an asset
Investment Adviser: Directed Services LLC	allocation targeted at retirement in approximately 2045.
Subadviser: ING Investment Management Co. LLC	On the Target Date, the Portfolio’s investment
objective will be to seek to provide a combination of
total return and stability of principal consistent with an
asset allocation targeted to retirement.

ING Solution 2055 Portfolio (Class ADV)(2)	Until the day prior to its Target Date, the Portfolio
seeks to provide total return consistent with an asset
Investment Adviser: Directed Services LLC	allocation targeted at retirement in approximately 2055.
Subadviser: ING Investment Management Co. LLC	On the Target Date, the Portfolio’s investment
objective will be to seek to provide a combination of
total return and stability of principal consistent with an
asset allocation targeted to retirement.

ING Solution Income Portfolio (Class ADV)(2)	Seeks to provide a combination of total return and
stability of principal consistent with an asset allocation
Investment Adviser: Directed Services LLC	targeted to retirement.
Subadviser: ING Investment Management Co. LLC

ING T. Rowe Price Capital Appreciation Portfolio	Seeks, over the long-term, a high total investment
(Class ADV)	return, consistent with the preservation of capital and
with prudent investment risk.
Investment Adviser: Directed Services LLC

Subadviser: T. Rowe Price Associates, Inc.

ING T. Rowe Price Diversified Mid Cap Growth	Seeks long-term capital appreciation.
Portfolio (Class ADV)

Investment Adviser: Directed Services LLC

Subadviser: T. Rowe Price Associates, Inc.

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Fund Name
Investment Adviser/Subadviser	Investment Objective(s)
ING T. Rowe Price Equity Income Portfolio	Seeks substantial dividend income as well as long-term
(Class ADV)	growth of capital.

Investment Adviser: Directed Services LLC

Subadviser: T. Rowe Price Associates, Inc.

ING T. Rowe Price Growth Equity Portfolio	Seeks long-term capital growth, and secondarily,
(Class ADV)	increasing dividend income.

Investment Adviser: Directed Services LLC

Subadviser: T. Rowe Price Associates, Inc.

ING T. Rowe Price International Stock Portfolio	Seeks long-term growth of capital.
(Class ADV)

Investment Adviser: Directed Services LLC

Subadviser: T. Rowe Price Associates, Inc.

ING Templeton Foreign Equity Portfolio (Class ADV) Seeks long-term capital growth.

Investment Adviser: Directed Services LLC

Subadviser: Templeton Investment Counsel, LLC

1	These funds are only available to individuals invested in the fund prior to April 29, 2011.
2	These funds are structured as fund of funds that invest directly in shares of underlying funds. These funds may have higher fees and expenses than a fund that invests directly in debt and equity securities because they also incur the fees and expenses of the underlying funds in which they invest. These funds are affiliated funds, and the underlying funds in which they invest may be affiliated as well. The fund prospectuses disclose the aggregate annual operating expenses of each fund and its corresponding underlying fund or funds.

IMPORTANT INFORMATION ABOUT THE COMPANY’S
INTEREST BEARING RETAINED ASSET ACCOUNT

The following updates information regarding payment of death benefits or proceeds:

Subject to the conditions and requirements of state law, full payment of the death benefit or proceeds (“Proceeds”)
to a beneficiary may be made either into an interest bearing retained asset account that is backed by our general account or by check. For additional information about the payment options available to you, please refer to your claim forms or contact us at the address shown in “CONTRACT OVERVIEW – Questions: Contacting the
Company” in your Contract Prospectus. Beneficiaries should carefully review all settlement and payment options available under the contract and are encouraged to consult with a financial professional or tax adviser before choosing a settlement or payment option.

The Retained Asset Account. The retained asset account, known as the ING Personal Transition Account, is an interest bearing account backed by our general account. The retained asset account is not guaranteed by the
Federal Deposit Insurance Corporation (“FDIC”). Beneficiaries that receive their payment through the retained asset account may access the entire Proceeds in the account at any time without penalty through a draftbook feature.
The Company seeks to earn a profit on the account, and interest credited on the account may vary from time to time but will not be less than the minimum rate stated in the supplemental contract delivered to the beneficiary together with the paperwork to make a claim to the Proceeds. Interest earned on the Proceeds in the account may be less than could be earned if the Proceeds were invested outside of the account. Likewise, interest credited on the Proceeds in the account may be less than under other settlement or payment options available through the contract.

X.129091-13GW	Page 7 of 8	May 2013

MORE INFORMATION IS AVAILABLE

More information about the funds available through your contract, including information about the risks associated with investing in them, can be found in the current prospectus and Statement of Additional Information for each fund. You may obtain these documents by contacting your local representative or by writing or calling the Company at:

ING US Customer Service
Defined Contribution Administration
P.O. Box 990063
Hartford, CT 06199-0063
1-800-262-3862

If you received a summary prospectus for any of the funds available through your contract, you may obtain a full prospectus and other fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the email address shown on the front of the fund’s summary prospectus.

X.129091-13GW	Page 8 of 8	May 2013